DIVIDENDS	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
DIVIDENDS	DIVIDENDS
In 2024, common share dividends in the amount of $753 million (2023 - $693 million) were declared and paid. See Note 33 - Subsequent Events for dividends declared subsequent to December 31, 2024.